Financial Instruments (Schedule of Sensitivity Analysis of Equity) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
5% in Euro Increase Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	€ 169	€ 761
5% in Euro Decrease Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	(169)	(761)
5% in NIS Increase Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	(367)	(378)
5% in NIS Decrease Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	€ 367	€ 378